--------------------------------------------------------------------------------

Quest for Value Funds
One World Financial
Center
New York, NY 10281

Equity Funds
------------

Quest for Value Fund
Global Equity Fund
Opportunity Fund
Small Capitalization Fund
Growth and Income Fund

Fixed Income Funds
------------------

Taxable
U.S. Government
   Income Fund
Investment Quality
   Income Fund
Global Income Fund

Tax-Exempt
National Tax-Exempt Fund
California Tax-Exempt Fund
New York Tax-Exempt Fund

Money Market Funds
------------------
Quest Cash Reserves:

Taxable
Primary Portfolio
Government Portfolio

Tax-Exempt
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or
assistance with your account
please call:
1-800-232-3863

--------------------------------------------------------------------------------

QUEST FOR VALUE/SM/
TAX-EXEMPT FUNDS
                                                              September 22, 1995

Dear Shareholder:

As you may have read in the press, Quest for Value Advisors and Oppenheimer Management Corporation have agreed to a transaction that involves the Quest for Value Funds. Oppenheimer Management Corporation and its affiliates manage funds with assets of more than $35 billion, held in more than 2.4 million shareholder accounts. Although at one time Oppenheimer Management Corporation was affiliated with Oppenheimer Capital, the parent of Quest for Value Advisors, that is not currently the case.

As part of the proposed transaction, the Quest for Value National Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund would be merged into the Oppenheimer Tax-Free Bond Fund, Oppenheimer California Tax-Exempt Fund and Oppenheimer New York Tax-Exempt Fund, respectively. The transaction is subject to approval by the Funds' shareholders. You will be receiving additional materials, including a proxy, shortly.

Investment Markets in Fiscal 1995

In this report, we want to bring you up to date on the results of your investment in the fiscal year ended July 31, 1995. Detailed information on the performance and holdings of each Fund is presented in the Investment Review and financial statements that follow.

For investors in tax-exempt municipal securities, the fiscal year was a tale of two markets: bond prices fell from August 1994 through mid-November 1994, then reversed course and rose over the remainder of the fiscal year. When all was said and done, in the fiscal year municipal bonds delivered a total return of 6.1%, as measured by the Bond Buyer Index, even after taking into account a negative total return of 0.3% in the fiscal first half.

The swift change in market conditions was driven by a slowing of the economy, the downturn of interest rates and an easing of investor concerns that inflation might increase. All types of fixed income securities participated in the rally that began in November 1994, one of the most explosive bond market advances in history. However, tax-exempt municipals were relative laggards, generating more modest total returns than other sectors. Because many investors fear that radical tax proposals, such as a flat tax, would not bode well for municipal securities, demand for municipals has diminished somewhat, causing their yields to increase relative to taxable investments. Tax-exempt 30-year AAA municipals are currently trading at an historically high 90% of the yield of taxable 30-year Treasuries. While no one can predict future investment prices with certainty, we believe that investor concerns about the impact of tax proposals have been overdone. Today's municipal yields, in our view, account for the risk that these proposals might be adopted at some future date.

Yields on 20-year municipals currently exceed 6%, the taxable equivalent of nearly 8.7% for an investor in the 31% federal income tax bracket and 9.9% in the top federal bracket of 39.6%. Taxable equivalent yields are even greater for investors in high-tax states such as California and New York. These yields not only exceed the inflation rate, currently less than 3% a year, but are extremely competitive in relation to returns on other long-term, conservative investments.

In managing the Funds, we look for sector, maturity and quality groups of the municipal bond market that provide the highest yield at the lowest price with the least amount of risk. Because lower-rated municipals offer very little yield advantage over higher-rated issues at this time, all three Funds are invested almost entirely in issues rated A or better. We have also increased our

/SM/ Quest for Value is a registered service mark of Oppenheimer Capital.

investments in health care and housing issues, where we find good value. In addition, we have been selectively buying AAA-rated insured municipal bonds, which are inexpensive due to oversupply.

Summary

We manage the Funds prudently, emphasizing investments in quality securities.
We recognize that protection of capital is more important than taking added risk to squeeze out a few extra basis points of return. We have been able to manage the Funds in this conservative manner and still deliver competitive returns over time.

Since this may be the last report you will be receiving from us, we want to take this opportunity to thank you for investing with Quest for Value. It has been our privilege to serve your investment needs.

                                        Sincerely,

                                        /s/ Joseph M. La Motta

                                        Joseph M. La Motta
                                        President

--------------------------------------------------------------------------------
Investment Review
--------------------------------------------------------------------------------

Quest for Value National
Tax-Exempt Fund

Objective

Seeks to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. Designed to protect principal through investment-grade municipals.

Investment Results

The Fund provided a total return of 6.7% in the fiscal year ended July 31, 1995. This return ranked 136th among the 424 national municipal bond funds monitored by Morningstar, Inc., a leading reporter of mutual fund performance. All of the Fund's return came in the second fiscal half, when the bond market rallied and the Fund generated a total return of 6.8%. Since its inception on August 14, 1990, the Fund's average annual total return is 8.4% based on net asset value
(NAV).

The Fund paid cash dividends of $.578 per share in the fiscal year. On an annualized basis, the monthly distribution yield of the Fund was 5.2% at July 31, 1995, based on NAV per share. This yield was equivalent to a taxable return of 8.6% for an individual, not subject to the alternative minimum tax, in the 39.6% federal tax bracket. In addition, long-term capital gains of $.007 per share were distributed by the Fund during the year.

Portfolio Analysis

We continue to emphasize investment quality. As of July 31, 1995, the Fund's broadly diversified portfolio consisted of 88 issues, with 92% of the assets rated A or higher by Standard & Poor's or Moody's. The average maturity of the portfolio was 17.8 years.

In the first fiscal half, we increased the Fund's cash reserves when bond prices were falling and were able to put this cash back into the market in the second half at favorable rates. In our purchases, we emphasized health care and housing bonds. We also focused on noncallable and discounted bonds, which tend to benefit most in a rally.

The five largest sectors represented in the Fund as of July 31, 1995 were: general obligation, 22.4%; health/hospital, 13.6%; housing, 11.6%; power/utility, 10.7%; and water/sewer, 9.6%. The five largest portfolio positions by state were: Texas, 8.5%; California, 8.5%; New York, 8.2%; Ohio, 6.2%; and Virginia, 6.2%.

                             [GRAPH APPEARS HERE]

                      Quest for Value               Bond Buyer
                      National Tax-Exempt Fund      Municipal Bond Index
                      ------------------------      --------------------
Aug 1990               9,525                        10,000
July 1991             10,454                        11,005
July 1992             12,149                        12,676
July 1993             13,183                        13,655
July 1994             13,448                        13,342
July 1995             14,351                        14,153


--------------------------------------------------------------------------------
Investment Review (continued)
--------------------------------------------------------------------------------

Quest for Value California
Tax-Exempt Fund

Objective

Seeks to provide a high level of "double tax-exempt" income (exempt from federal and California income tax), consistent with preservation of capital. Designed to protect principal through investment-grade municipals.

Investment Results

The Fund's total return was 5.6% in the fiscal year ended July 31, 1995 -- 83rd among the 136 California municipal bond funds monitored by Morningstar, Inc. The Fund's below-average performance reflected our extreme caution in selecting investments, given California's ongoing economic problems. The Fund's total return was 5.9% in the second fiscal half. Since its inception on August 14, 1990, the Fund has provided an average annual total return of 7.7% based on net asset value (NAV).

The Fund paid cash dividends of $.539 per share in the fiscal year. On an annualized basis, the monthly distribution yield of the Fund was 4.9% as of July 31, 1995, based on NAV per share. This yield was equivalent to a taxable return of 9.1% for an investor, not subject to the alternative minimum tax, in the top federal and California income tax brackets of 39.6% and 11%, respectively. In addition, the Fund distributed long-term capital gains of $.068 per share during the year.

Portfolio Analysis

We continued to upgrade the quality of the Fund's investments, emphasizing protection of principal as well as high returns. The Fund's portfolio consisted of 40 issues as of July 31, 1995, with 100% of the assets rated A or higher by Standard & Poor's or Moody's. The average maturity of the portfolio was 19.4 years.

Investments are focused on essential service revenue bonds, including power/utility and water/sewer issues. We have selectively begun to purchase state-backed obligations. The Fund does not have any direct exposure to Orange County securities.

The five largest sectors represented in the Fund as of July 31, 1995 were: water/sewer, 18.0%; tax allocation, 14.9%; housing, 10.9%; general obligation, 9.4%; and health/ hospital, 8.3%.

                             [GRAPH APPEARS HERE]

                     Quest for Value                    Bond Buyer
                     California Tax-Exempt Fund         Municipal Bond Index
                     --------------------------         --------------------
Aug 1990              9,525                             10,000
July 1991            10,424                             11,005
July 1992            11,818                             12,676
July 1993            12,888                             13,655
July 1994            13,085                             13,342
July 1995            13,812                             14,153

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Quest for Value New York
Tax-Exempt Fund

Objective

Seeks to provide a high level of "triple tax-exempt" income (exempt from federal, New York State and New York City income tax), consistent with preservation of capital. Designed to protect principal through investment-grade municipals.

Investment Results

The Fund generated a total return of 6.4% in the fiscal year ended July 31, 1995 -- 32nd among the 107 New York municipal bond funds monitored by Morningstar. The total return of the Fund was 7.4% in the second fiscal half. The Fund has provided an average annual total return of 8.1% based on net asset value (NAV) since its inception on August 14, 1990.

The Fund paid cash dividends of $.553 per share in the fiscal year. On an annualized basis, the monthly distribution yield of the Fund was 5.0% at July 31, 1995, based on NAV per share. This yield was equivalent to a taxable return of 9.4% for an investor, not subject to the alternative minimum tax, in the top federal, New York State and New York City tax brackets of 39.6%, 7.875% and 3.91%, respectively. Additionally, the Fund distributed long-term capital gains of $.176 per share in the fiscal year.

Portfolio Analysis

As with our other funds, we continued to upgrade investment quality in light of the narrow yield spread between higher-rated and lower-rated bonds. At the end of July, the Fund's portfolio consisted of 64 issues, with 86% of the assets rated A or higher by Standard & Poor's or Moody's. The average maturity of the portfolio was 17.0 years.

The Fund owns a diversified portfolio of New York bonds, including general obligation issues of improving credits. In the second fiscal half, we continued to reduce the Fund's holdings of New York City securities because of the city's ongoing budget deficit problems. New York City securities accounted for approximately 14% of the Fund's net assets as of July 31, 1995.

The five largest sectors represented in the Fund were: education, 17.8%; general obligation, 14.8%; power/utility, 11.5%; health/hospital, 10.9%; and sales tax, 8.1%.

                             [GRAPH APPEARS HERE]

                           Quest for Value                  Bond Buyer
                           New York Tax-Exempt Fund         Municipal Bond Index
                           ------------------------         --------------------
Aug 1990                    9,525                           10,000
July 1991                  10,338                           11,005
July 1992                  12,088                           12,676
July 1993                  13,197                           13,655
July 1994                  13,376                           13,342
July 1995                  14,229                           14,153

July 31, 1995
--------------------------------------------------------------------------------
Schedules of Investments
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
National Tax-Exempt Fund
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES & BONDS--99.0%
ALABAMA--1.1%
Health/Hospital
$     1,000,000               University of Alabama
                                 Birmingham Hospital
                                 5.00%, 10/01/14
                                 (MBIA insured)......................................      $    894,250
                                                                                           ------------
ARIZONA--0.4%
Health/Hospital
        300,000               Arizona Health Facilities Authority
                                 Phoenix Memorial Hospital
                                 8.20%, 6/01/21......................................           317,781
                                                                                           ------------
CALIFORNIA--8.5%
Correctional Facilities--3.5%
                              California Statewide Communities
                                 Development Authority
                                 Certificates of Participation
        750,000                  Salk Institute
                                 6.10%, 7/01/14......................................           740,017
      1,400,000                  Sutter Health Obligation Group (2)
                                 3.75%, 7/01/15......................................         1,400,000
        740,000               Los Angeles County Certificates
                                 of Participation
                                 Correctional Facilities Project
                                 6.50%, 9/01/13
                                 (MBIA insured)......................................           767,942
                                                                                           ------------
                                                                                              2,907,959
                                                                                           ------------
General Obligation--1.0%
        725,000               California State
                                 General Obligation Bonds
                                 7.00%, 11/01/12.....................................           810,021
                                                                                           ------------
Health/Hospital--1.7%
      1,315,000               California Health Facilities Financing
                                 Good Samaritan Hospital
                                 7.00%, 9/01/21......................................         1,375,884
                                                                                           ------------
Tax Allocation--0.6%
        500,000               Industry, California Urban
                                 Development Agency
                                 6.90%, 11/01/07.....................................           531,740
                                                                                           ------------
Transportation--0.6%
        500,000               San Francisco,
                                 California Bay Area
                                 Rapid Transportation
                                 District Sales Tax Revenue
                                 5.50%, 7/01/20
                                 (FGIC insured)......................................           461,790
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Water/Sewer--1.1%
$     1,000,000               Sacramento County,
                                 California Sanitation District
                                 Financing Authority
                                 5.125%, 12/01/13....................................      $    890,650
                                                                                           ------------
                                                                                              6,978,044
                                                                                           ------------
COLORADO--1.9%
Education--1.3%
      1,000,000               Colorado Student
                                 Obligation Bond Authority
                                 Student Loan Revenue (1)
                                 7.15%, 9/01/06......................................         1,043,280
                                                                                           ------------
General Obligation--0.6%
        500,000               Jefferson County School District
                                 6.25%, 12/15/12
                                 (AMBAC insured).....................................           520,845
                                                                                           ------------
                                                                                              1,564,125
                                                                                           ------------
CONNECTICUT--1.3%
      Sales Tax
      1,000,000               Connecticut State
                                 Special Tax Obligation Revenue
                                 6.25%, 10/01/14.....................................         1,031,520
                                                                                           ------------
FLORIDA--2.4%
General Obligation--1.2%
      1,000,000               Dade County School District
                                 6.125%, 8/01/11.....................................         1,019,810
                                                                                           ------------
Housing--1.2%
        970,000               Florida Housing Finance Agency
                                 Refunding Single Family
                                 Mortgage (Series A)
                                 6.35%, 7/01/14......................................           991,369
                                                                                           ------------
                                                                                              2,011,179
                                                                                           ------------
GEORGIA--2.1%
Pollution Control--0.1%
        100,000               Burke County, Georgia
                                 Development Authority Pollution
                                 Control Revenue Power
                                 Company Plant Voltage (2)
                                 4.25%, 7/01/24......................................           100,000
                                                                                           ------------
Power/Utility--2.0%
                              Municipal Electric Authority
                                 of Georgia, Special Obligation
      1,000,000                  Fifth Crossover Series
                                 6.50%, 1/01/17
                                 (MBIA insured)......................................         1,074,880

-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
$       500,000               Fourth Crossover Series
                                 6.50%, 1/01/12
                                 (MBIA insured)......................................      $    537,255
                                                                                           ------------
                                                                                              1,612,135
                                                                                           ------------
                                                                                              1,712,135
                                                                                           ------------
HAWAII--1.7%
General Obligation
                              Honolulu, Hawaii City & County
      1,000,000                  5.00%, 10/01/13.....................................           912,900
        500,000                  6.10%, 6/01/11 (Series B)...........................           514,320
                                                                                           ------------
                                                                                              1,427,220
                                                                                           ------------
ILLINOIS--3.6%
Airline/Airport--1.1%
      1,000,000               Chicago, Illinois
                                 O'Hare Int'l. Airport (1)
                                 5.60%, 1/01/18......................................           919,850
                                                                                           ------------
Health/Hospital--1.4%
      1,000,000               Illinois Health Facilities Authority
                                 Revenue Hindsdale Health
                                 System
                                 9.50%, 11/15/19.....................................         1,165,630
                                                                                           ------------
Tax Allocation--1.1%
        825,000               Hoffman Estates Tax Increment
                                 Revenue
                                 7.625%, 11/15/09....................................           876,851
                                                                                           ------------
                                                                                              2,962,331
                                                                                           ------------
LOUISIANA--1.3%
      Education
      1,000,000               Louisiana Public Facilities
                                 Authority Student Loan
                                 Revenue (1)
                                 6.75%, 9/01/06......................................         1,045,520
                                                                                           ------------
MAINE--0.7%
Education
        500,000               Maine Educational Loan
                                 Marketing Corp.
                                 Student Loan Revenue (1)
                                 6.90%, 11/01/03.....................................           541,730
                                                                                           ------------
MARYLAND--0.7%
Education
        500,000               University of Maryland Auxiliary
                                 Facilities & Tuition Revenue
                                 5.90%, 2/01/03......................................           533,760
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS--4.6%
General Obligation--2.3%
                              Massachusetts State General
                                 Obligation Bonds
                                 Consolidated Loan
$     1,000,000                  6.50%, 8/01/11 (Series B)...........................      $  1,056,730
        300,000                  7.00%, 7/01/07 (Series D)...........................           331,773
        400,000                  7.00%, 8/01/12 (Series C)...........................           455,248
                                                                                           ------------
                                                                                              1,843,751
                                                                                           ------------
Housing--1.2%
      1,000,000               Massachusetts State Housing
                                 Finance Authority
                                 Housing Projects
                                 6.30%, 10/01/13.....................................           998,800
                                                                                           ------------
Water/Sewer--1.1%
      1,000,000               Massachusetts State Water
                                 Resource Authority (Series A)
                                 5.50%, 7/15/22
                                 (MBIA insured)......................................           932,300
                                                                                           ------------
                                                                                              3,774,851
                                                                                           ------------
MICHIGAN--4.4%
Finance--1.2%
      1,000,000               Michigan Municipal Bond
                                 Authority Revenue
                                 Local Government Loan
                                 Program (Series A)
                                 6.00%, 12/01/13
                                 (FGIC insured)......................................         1,003,970
                                                                                           ------------
Health/Hospital--1.9%
        750,000               Jackson County Hospital
                                 Finance Authority W. A.
                                 Foote Memorial Hospital (Series A)
                                  4.75%, 6/01/15.....................................           635,888
                              Michigan State Hospital
                                 Finance Authority
        455,000                  Bay Medical Center
                                 8.25%, 7/01/12......................................           484,370
        400,000                  Sisters of Mercy Health Corp.
                                 7.50%, 2/15/18
                                 (Pre-refunded with U.S.
                                 Government Securities)..............................           457,912
                                                                                           ------------
                                                                                              1,578,170
                                                                                           ------------
Resource Recovery--1.3%
      1,000,000               Michigan State Strategic Fund
                                 Limited Obligation Revenue
                                 Waste Management, Inc. (1)
                                 6.625%, 12/01/12....................................         1,025,390
                                                                                           ------------
                                                                                              3,607,530
                                                                                           ------------

July 31, 1995
--------------------------------------------------------------------------------
Schedules of Investments (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
National Tax-Exempt Fund (cont'd)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
MINNESOTA--1.6%
Housing--0.4%
$       290,000               Minnesota State Housing
                                 Finance Agency Single Family
                                 Mortgage Revenue (1)
                                 7.45%, 7/01/22......................................      $    307,209
                                                                                           ------------
Power/Utility--1.2%
      1,000,000               Western Minnesota
                                 Municipal Power Agency
                                 7.00%, 1/01/13......................................         1,045,740
                                                                                           ------------
                                                                                              1,352,949
                                                                                           ------------
NEVADA--2.2%
Airline/Airport--0.6%
        500,000               Clark County,
                                 Nevada Passenger Facilities (1)
                                 6.25%, 7/01/11......................................           507,125
General Obligation--1.6%
        750,000               Clark County, Nevada
                                 Refunding & Improvement
                                 Transportation (Series A)
                                 6.00%, 6/01/13
                                 (MBIA insured)......................................           759,360
        490,000               Nevada State
                                 General Obligation Bonds
                                 Municipal Bond Bank
                                 6.80%, 7/01/12
                                 (Pre-refunded with U.S.
                                 Government Securities)..............................           553,073
                                                                                           ------------
                                                                                              1,312,433
                                                                                           ------------
                                                                                              1,819,558
                                                                                           ------------
NEW HAMPSHIRE--1.3%
Housing
      1,000,000               New Hampshire State Housing
                                 Finance Authority Single Family
                                 Mortgage (Series C) (1)
                                 6.90%, 7/01/19......................................         1,032,420
                                                                                           ------------
NEW JERSEY--3.9%
Health/Hospital--1.1%
                              New Jersey Health Care Facilities
        500,000                  Atlantic City Medical Center
                                 6.80%, 7/01/11......................................           520,270
        400,000                  St. Elizabeth Hospital
                                 8.25%, 7/01/20......................................           430,140
                                                                                           ------------
                                                                                                950,410
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Turnpike/Toll--2.8%
$     2,100,000               New Jersey State
                                 Turnpike Authority (Series C)
                                 6.50%, 1/01/16......................................      $  2,274,780
                                                                                           ------------
                                                                                              3,225,190
                                                                                           ------------
NEW YORK--8.2%
Education--1.2%
      1,000,000               New York State
                                 Dormitory Authority
                                 State University System
                                 5.50%, 5/15/07......................................           972,870
                                                                                           ------------
General Obligation--4.8%
                              New York City
                                 General Obligation Bonds
      1,000,000                  5.625%, 8/01/12 (Series E)..........................           907,890
      1,000,000                  6.00%, 5/15/10 (Series E)...........................           960,140
        945,000                  7.625%, 2/01/15 (Series G)..........................         1,024,087
      1,000,000               New York State
                                 General Obligation Bonds
                                 6.875%, 3/01/12.....................................         1,090,740
                                                                                           ------------
                                                                                              3,982,857
                                                                                           ------------
Sales Tax--2.2%
                              New York State Local
                                 Government Assistance Corp.
        900,000                  7.00%, 4/01/11 (Series D)...........................           988,515
        745,000                  7.125%, 4/01/11 (Series A)..........................           824,886
                                                                                           ------------
                                                                                              1,813,401
                                                                                           ------------
                                                                                              6,769,128
                                                                                           ------------
OHIO--6.2%
Correctional Facilities--0.6%
        500,000               Ohio State Building Authority
                                 State Juvenile Correctional
                                 Facilities
                                 6.60%, 10/01/14
                                 (AMBAC insured).....................................           530,800
                                                                                           ------------
General Obligation--1.5%
      1,200,000               Summit County, Ohio
                                 6.625%, 12/01/12
                                 (AMBAC insured).....................................         1,276,788
                                                                                           ------------
Power/Utility--2.8%
      2,000,000               Cleveland, Ohio
                                 Public Power Systems Revenue
                                 First Mortgage (Series A)
                                 7.00%, 11/15/16
                                 (MBIA insured)......................................         2,288,760
                                                                                           ------------

                                       8

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Water/Sewer--1.3%
$     1,000,000               Northeast Ohio Regional
                                 Sewer District
                                 Wastewater Revenue
                                 6.50%, 11/15/16
                                 (AMBAC insured).....................................      $  1,038,500
                                                                                           ------------
                                                                                              5,134,848
                                                                                           ------------
OKLAHOMA--6.1%
Health/Hospital--2.9%
                              Oklahoma State
                                 Industry Authority Revenue
      1,400,000                  Baptist Medical Center Oklahoma
                                 7.00%, 8/15/14
                                 (AMBAC insured).....................................         1,502,956
      1,000,000                  Sisters Mercy Health Project
                                 5.00%, 6/01/18......................................           843,610
                                                                                           ------------
                                                                                              2,346,566
                                                                                           ------------
Power/Utility--2.0%
      1,575,000               Muskogee, Oklahoma
                                 Industrial Trust
                                 Pollution Control Revenue
                                 Oklahoma Gas & Electric Co.
                                 Project (Series A)
                                 7.00%, 3/01/17......................................         1,644,521
                                                                                           ------------
Water/Sewer--1.2%
      1,000,000               McGee Creek, Oklahoma
                                 Water Authority Revenue
                                 6.00%, 1/01/23
                                 (MBIA insured)......................................         1,023,050
                                                                                           ------------
                                                                                              5,014,137
                                                                                           ------------
PENNSYLVANIA--6.1%
Education--0.6%
        500,000               Pennsylvania Higher Education
                                 Assistance Agency
                                 Student Loan Revenue (1)
                                 7.15%, 9/01/21
                                 (AMBAC Insured).....................................           525,910
                                                                                           ------------
General Obligation--1.1%
        810,000               Pennsylvania State
                                 General Unlimited Tax
                                 6.60%, 11/01/11.....................................           861,168
                                                                                           ------------
Health/Hospital--0.4%
        350,000               Monroeville Hospital
                                 Authority Revenue Bond
                                 Forbes Health System Refunding
                                 7.00%, 10/01/13.....................................           350,885
                                                                                           ------------
Transportation--1.0%
        750,000               Pennsylvania State Turnpike
                                 Community Revenue Bonds
                                 6.50%, 12/01/13.....................................           779,700
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Water/Sewer--3.0%
$     2,230,000               Philadelphia Water & Sewer
                                 Revenue
                                 7.35%, 9/01/04......................................      $  2,469,792
                                                                                           ------------
                                                                                              4,987,455
                                                                                           ------------
RHODE ISLAND--1.2%
Housing
      1,000,000               Rhode Island Housing & Mortgage
                                 Finance Corp. Homeownership
                                 Opportunity (1)
                                 6.60%, 10/01/25.....................................         1,001,490
                                                                                           ------------
SOUTH CAROLINA--3.9%
Housing--1.2%
      1,000,000               South Carolina State Housing
                                 Finance & Development Authority
                                 Mortgage Revenue (Series A)
                                 6.45%, 7/01/17......................................         1,012,420
                                                                                           ------------
Power/Utility--2.7%
      2,000,000               Piedmont, South Carolina
                                 Municipal Power Agency
                                 Electric Revenue (Series A)
                                 6.50%, 1/01/16
                                 (FGIC insured)......................................         2,166,100
                                                                                           ------------
                                                                                              3,178,520
                                                                                           ------------
SOUTH DAKOTA--1.2%
Health/Hospital
      1,000,000               South Dakota Housing
                                 Development Authority
                                 Homeownership Mortgage (1)
                                 6.15%, 5/01/26......................................           949,750
                                                                                           ------------
TEXAS--8.5%
Airline/Airport--1.3%
      1,000,000               Houston, Texas
                                 Airport System Revenue
                                 Subordinated Lien (Series B)
                                 6.625%, 7/01/22.....................................         1,045,260
                                                                                           ------------
General Obligation--2.6%
      1,000,000               Dallas, Texas
                                 General Obligation Bonds
                                 6.125%, 2/15/05
                                 (Pre-refunded with U.S.
                                 Government Securities)..............................         1,084,930
      1,000,000               Texas State Veterans Housing
                                 Assistance Fund (Series A) (1)
                                 6.80%, 12/01/10.....................................         1,059,730
                                                                                           ------------
                                                                                              2,144,660
                                                                                           ------------

July 31, 1995
--------------------------------------------------------------------------------
Schedules of Investments (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
National Tax-Exempt Fund (cont'd)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
TEXAS (cont'd)
Health/Hospital--0.1%
$       100,000               North Central Texas Health
                                 Facilities Development Corp.
                                 Presbyterian Medical
                                 Center (Series C) (2)
                                 3.90%, 12/01/15.....................................      $    100,000
                                                                                           ------------
Turnpike/Toll--2.6%
                              Harris County, Texas
                                 Refunding Toll Road
      1,000,000                  6.50%, 8/15/15......................................         1,048,670
      1,000,000                  6.75%, 8/01/14......................................         1,064,720
                                                                                           ------------
                                                                                              2,113,390
                                                                                           ------------
Water/Sewer--1.9%
                              Houston, Texas
                                 Water & Sewer System
                                 Revenue Refunding Bonds
      1,000,000                  6.40%, 12/01/09.....................................         1,071,710
        500,000                  6.75%, 12/01/08.....................................           542,320
                                                                                           ------------
                                                                                              1,614,030
                                                                                           ------------
                                                                                              7,017,340
                                                                                           ------------
VERMONT--2.0%
Housing
      1,570,000               Vermont State Housing
                                 Finance Authority (1)
                                 7.85%, 12/01/29.....................................         1,663,603
                                                                                           ------------
VIRGINIA--6.2%
General Obligation--2.8%
      2,250,000               Richmond, Virginia
                                 Refunding (Series B)
                                 6.25%, 1/15/18......................................         2,269,890
                                                                                           ------------
Housing--1.2%
      1,000,000               Virginia State Housing
                                 Development Authority (1)
                                 6.55%, 1/01/27......................................         1,001,190
                                                                                           ------------
Resource Recovery--1.2%
      1,000,000               Southeastern Public Service
                                 Authority of Virginia
                                 Regional Solid Waste System (1)
                                 6.00%, 7/01/13......................................           951,510
                                                                                           ------------
Transportation--1.0%
      1,000,000               Virginia State Transportation
                                 Board Revenue (Series C)
                                 5.25%, 5/15/19......................................           898,540
                                                                                           ------------
                                                                                              5,121,130
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
WASHINGTON--1.7%
General Obligation--1.2%
$     1,000,000               Washington State
                                 General Obligation Bonds
                                 5.75%, 5/01/16 (Series B)...........................      $    972,750
                                                                                           ------------
Health/Hospital--0.5%
        400,000               Washington State Health Care
                                 Facilities Group Health
                                 Co-Op Puget Sound
                                 6.75%, 12/01/19
                                 (AMBAC insured).....................................           419,208
                                                                                           ------------
                                                                                              1,391,958
                                                                                           ------------
WEST VIRGINIA--1.2%
Resource Recovery
      1,000,000               Braxton County, West Virginia
                                 Solid Waste Disposal Revenue
                                 Weyerhaeuser Co. Project (1)
                                 6.50%, 4/01/25
                                 (AMBAC insured).....................................         1,000,690
                                                                                           ------------
WISCONSIN--1.8%
Health/Hospital--0.9%
        750,000               Wisconsin State
                                 Health & Educational Facilities
                                 Hospital Sisters Services, Inc.
                                 5.25%, 6/01/10
                                 (MBIA insured)......................................           703,590
                                                                                           ------------
Housing--0.9%
        740,000               Wisconsin Housing &
                                 Economic Development
                                 Authority Homeownership
                                 Revenue
                                 7.10%, 3/01/23......................................           774,980
                                                                                           ------------
                                                                                              1,478,570
                                                                                           ------------
WYOMING--1.0%
Housing
        750,000               Wyoming Community
                                 Development Authority
                                 Single Family
                                 Mortgage Revenue (1)
                                 7.15%, 6/01/22......................................           786,548
                                                                                           ------------
Total Investments
   (cost--$78,774,958)......................................................     99.0%     $ 81,327,260
Other Assets in Excess of
   Other Liabilities........................................................      1.0           845,844
                                                                                -----      ------------
Total Net Assets............................................................    100.0%     $ 82,173,104
                                                                                =====      ============

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                             Value
--------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES & BONDS--98.4%
Airline/Airport--6.8%
$     1,500,000               San Francisco City and
                                 County Airports Commission
                                 International Airport
                                 Revenue (1)
                                 6.20%, 5/01/20
                                 (MBIA insured)......................................       $  1,494,165
                                                                                            ------------
Education--8.1%
                              California Educational Facilities
                                 Authority Revenue
        100,000                  7.00%, 3/01/16
                                 (MBIA insured)......................................            109,003
      1,000,000                  Stanford University
                                 6.00%, 11/01/16.....................................            993,950
        150,000               California State University and
                                 Colleges Student Union Revenue
                                 Dominguez Hills
                                 6.80%, 5/01/16......................................            151,684
        250,000               Fresno, California Unified School
                                 District Certificates of
                                 Participation
                                 7.00%, 5/01/12......................................            257,087
        250,000               Los Angeles Unified School District
                                 Certificates of Participation
                                 6.60%, 6/01/06......................................            264,650
                                                                                            ------------
                                                                                               1,776,374
                                                                                            ------------
General Obligation--9.4%
      1,000,000               California State General
                                 Obligation Bonds
                                 5.15%, 10/01/19
                                 (AMBAC insured).....................................            881,770
        500,000               East Bay Regional Park District
                                 6.375%, 9/01/10.....................................            521,970
                              San Francisco, California City
                                 and County (Series A)
        250,000                  6.70%, 12/15/08.....................................            261,407
        400,000                  Library Facility Project
                                 6.25%, 6/15/11......................................            409,592
                                                                                            ------------
                                                                                               2,074,739
                                                                                            ------------
Health/Hospital--8.3%
                              California Health Facilities
                                 Financing Authority Revenue
        315,000                  Adventist Health Systems
                                 6.50%, 3/01/07
                                 (MBIA insured)......................................           336,562
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
$     1,000,000                  Good Samaritan Hospital
                                 7.00%, 9/01/21......................................       $  1,046,300

        500,000                  Kaiser Permanente
                                 5.60%, 5/01/33......................................            441,320
                                                                                            ------------
                                                                                               1,824,182
                                                                                            ------------
Housing--10.9%
                              California Housing Finance Agency
                                 Revenue Home Mortgage
      1,000,000                  6.45%, 2/01/12, (Series E) (1)......................          1,014,580
         80,000                  7.35%, 8/01/11 (Series A)...........................             85,666
        350,000                  Multi-Unit Rental Housing
                                 6.875%, 2/01/22.....................................            350,924
        500,000               Pomona, California Single Family
                                 Mortgage Revenue
                                 7.50%, 8/01/23......................................            578,470
        300,000               Riverside County, California Single
                                 Family Revenue (Series A) (1)
                                 7.80%, 5/01/21......................................            368,040
                                                                                            ------------
                                                                                               2,397,680
Leasing--2.4%
        400,000               San Francisco, California City
                                 and County Certificates of
                                 Participation San Francisco
                                 Courthouse Project
                                 5.60%, 4/01/16
                                 (CGIC insured)......................................            378,440
        150,000               Sonoma County, California
                                 Certificates of Participation
                                 6.75%, 10/01/07.....................................            161,076
                                                                                            ------------
                                                                                                 539,516
                                                                                            ------------
Pollution Control--4.4%
        500,000               California Pollution Control
                                 Financing Authority
                                 Solid Waste Disposal Revenue
                                 North County Recycling Center
                                 6.75%, 7/01/11......................................           517,545
        500,000               Puerto Rico Industrial, Medical &
                                 Environmental Pollution
                                 Control Facilities Financing
                                 Authority Revenue
                                 5.10%, 12/01/18.....................................            445,555
                                                                                            ------------
                                                                                                 963,100
                                                                                            ------------
Ports--1.4%
        300,000               Port of Oakland, California Special
                                 Facilities Revenue (1)
                                 6.75%, 1/01/12......................................            309,699
                                                                                            ------------

July 31, 1995
--------------------------------------------------------------------------------
Schedules of Investments (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund (cont'd)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Power/Utility--5.9%
$       500,000               Kings River Conservation District
                                 Pine Flat Power Revenue
                                 6.375%, 1/01/12.....................................      $    508,065
        760,000               Modesto Public Power Agency
                                 San Juan Project
                                 6.875%, 7/01/19.....................................           792,422
                                                                                           ------------
                                                                                              1,300,487
                                                                                           ------------
Sales Tax--2.1%
        500,000               Los Angeles, California Community
                                 Redevelopment Agency Financing
                                 Authority Revenue (1)
                                 5.90%, 12/01/13.....................................           470,110
                                                                                           ------------
Tax Allocation--14.9%
        200,000               Avalon, California Improvement
                                 Agency
                                 7.25%, 8/01/21......................................           210,260
      1,000,000               Fairfield, California Public
                                 Financing Authority Revenue
                                 6.25%, 7/01/14
                                 (FGIC insured)......................................         1,009,450
                              Industry, California Urban
                                 Development Agency
        260,000                  6.50%, 11/01/07
                                 (MBIA insured)......................................           279,178
        500,000                  6.90%, 11/01/07.....................................           531,740
        500,000               Merced, California Public
                                 Finance Authority
                                 5.50%, 12/01/10.....................................           464,235
        680,000               Santa Margarita/Dana Point
                                 Authority California Revenue
                                 Improvement District
                                 7.25%, 8/01/14
                                 (MBIA insured)......................................           792,628
                                                                                           ------------
                                                                                              3,287,491
                                                                                           ------------
Transportation--5.8%
        750,000               Contra Costa, California
                                 Transportation Authority
                                 Sales Tax Revenue
                                 6.50%, 3/01/09
                                 (FGIC insured)......................................           834,008
        500,000               Puerto Rico Commonwealth
                                 Highway Authority
                                 5.25%, 7/01/21......................................           439,100
                                                                                           ------------
                                                                                              1,273,108
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Water/Sewer--18.0%
$       400,000               Big Bear Lake, California Water
                                 Revenue
                                 6.25%, 4/01/12
                                 (FGIC insured)......................................      $    407,716
        750,000               Calleguas-Las Virgines, California
                                 Public Financing Authority
                                 Calleguas Municipal Water District
                                 5.125%, 7/01/14
                                 (FGIC insured)......................................           671,640
      1,000,000               East Bay, California Municipal
                                 Utility District
                                 Water System Revenue
                                 6.375%, 6/01/12
                                 (AMBAC insured).....................................         1,117,930
                              Los Angeles, California Wastewater
                                 System Revenue
        500,000                  3.65%, 8/08/95......................................           500,000
        250,000                  6.25%, 6/01/12
                                 (AMBAC insured).....................................           254,550
      1,000,000               Stockton East Water District
                                 Certificates of Participation
                                 6.40%, 4/01/22
                                 (AMBAC insured).....................................         1,024,730
                                                                                           ------------
                                                                                              3,976,566
                                                                                           ------------
Total Investments
   (cost--$21,422,462).................................................       98.4%        $ 21,687,217
Other Assets in Excess of
   Other Liabilities...................................................        1.6              359,214
                                                                             -----         ------------
Total Net Assets.......................................................      100.0%        $ 22,046,431
                                                                             =====         ============

-------------------------------------------------------------------------------------------------------
New York Tax-Exempt Fund
-------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES & BONDS--98.0%
Airline/Airport--3.2%
$     1,000,000               New York City Industrial
                                 Special Facilities Authority
                                 American Airlines (1)
                                 6.00%, 1/01/15......................................      $    952,610
                                                                                           ------------
Correctional Facilities--1.5
        500,000               New York State Urban
                                 Development Corp.
                                 Correctional Facilities
                                 5.50%, 1/01/16......................................           448,560
                                                                                           ------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Education--17.8%
                              New York State Dormitory
                                 Authority Revenue
                                 City University System
$       500,000                  6.875%, 7/01/14
                                 (MBIA insured)......................................      $    543,345
        500,000                  7.40%, 7/01/05......................................           540,640
        750,000                  Columbia University
                                 5.75%, 7/01/15......................................           731,722
        500,000                  Episcopal Health Services
                                 5.85%, 8/01/13......................................           492,890
        195,000                  Menorah Campus
                                 7.30%, 8/01/16......................................           215,124
        330,000                  Rochester Hospital
                                 5.55%, 8/01/12......................................           323,245
        150,000                  Saint Vincent's Hospital
                                 7.375%, 8/01/11.....................................           167,271
                                 State University Educational
                                 Facilities
      1,000,000                  5.25%, 5/15/13......................................           895,410
        720,000                  5.50%, 5/15/10
                                 (FGIC insured)......................................           712,044
        750,000                  5.50%, 5/15/13......................................           692,303
                                                                                           ------------
                                                                                              5,313,994
                                                                                           ------------
General Obligation--14.8%
        500,000               Buffalo, New York
                                 General Obligation Bonds
                                 6.65%, 12/01/13
                                 (AMBAC insured).....................................           542,470
        500,000               Nassau County, New York
                                 General Obligation Bonds
                                 6.25%, 10/15/09
                                 (AMBAC insured).....................................           529,075
                              New York City General Obligation Bonds
        100,000                  3.95%, 8/01/20 (2)..................................           100,000
        450,000                  5.75%, 8/01/05
                                 (MBIA insured)......................................           472,689
        200,000                  7.50%, 8/01/20......................................           214,186
        350,000                  7.625%, 2/01/14.....................................           379,291
        300,000                  7.75%, 3/15/03......................................           328,119
        100,000                  8.25%, 6/01/02......................................           113,572
        150,000                  8.25%, 11/15/13.....................................           180,217
        100,000                  8.40%, 11/15/09.....................................           114,003
                              New York State General
                                 Obligation Bonds
        500,000                  6.875%, 3/01/12.....................................           545,370
        300,000                  7.00%, 2/01/09......................................           326,640
        500,000                  7.50%, 11/15/00.....................................           564,085
                                                                                           ------------
                                                                                              4,409,717
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Health/Hospital--10.9%
                              New York State Medical Care
                                 Facilities Finance Agency
                                 Revenue
$       500,000                  5.25%, 8/15/14......................................      $    455,120
        500,000                  6.75%, 8/15/14
                                 (AMBAC insured).....................................           534,755
                                 Hospital & Nursing Home
        365,000                  6.45%, 2/15/09......................................           393,550
        590,000                  7.70%, 2/15/22
                                 (Pre-refunded with U.S.
                                 Government Securities)..............................           661,242
                                 Mental Health Services
        500,000                  5.375%, 2/15/14.....................................           443,820
        500,000                  5.70%, 8/15/14
                                 (AMBAC insured).....................................           482,545
        250,000                  North Shore University Hospital
                                 7.20%, 11/01/20
                                 (MBIA insured)......................................           276,380
                                                                                           ------------
                                                                                              3,247,412
                                                                                           ------------
Housing--5.0%
                              New York State Housing Finance Agency
                                 Multi-Family Housing (1)
        240,000                  6.95%, 8/15/24......................................           249,612
        350,000                  7.05%, 8/15/24......................................           365,663
                              New York State Mortgage Agency
                                 Revenue Bonds (1)
        500,000                  6.40%, 10/01/12.....................................           510,885
        345,000                  7.375%, 10/01/11....................................           368,736
                                                                                           ------------
                                                                                              1,494,896
                                                                                           ------------
Pollution Control--5.4%
                              New York State Environmental
                                 Facilities Pollution Control
                                 Revenue
        500,000                  6.50%, 6/15/14......................................           526,660
        250,000                  6.60%, 9/15/12......................................           265,993
        350,000                  7.20%, 3/15/11......................................           375,988
        500,000               Puerto Rico Industrial, Medical &
                                 Environmental Pollution
                                 Control Facilities Financing
                                 Authority Revenue
                                 5.10%, 12/01/18.....................................           445,555
                                                                                           ------------
                                                                                              1,614,196
                                                                                           ------------

July 31, 1995
--------------------------------------------------------------------------------
Schedules of Investments (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
New York Tax-Exempt Fund (cont'd)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
Power/Utility--11.5%
                              New York State Energy Research &
                                 Development
                                 Consolidated Edison, Inc. (1)
$       200,000                  7.375%, 7/01/24.....................................      $    212,558
        280,000                  7.50%, 1/01/26......................................           301,146
        620,000                  7.75%, 1/01/24......................................           663,927
                              New York State Power Authority
        315,000                  6.625%, 1/01/12.....................................           334,892
        100,000                  8.00%, 1/01/17......................................           110,571
      1,000,000               Puerto Rico Electric Power
                                 Authority
                                 5.00%, 7/01/12......................................           885,820
      1,000,000               Puerto Rico Telephone Authority
                                 5.50%, 1/01/22......................................           934,080
                                                                                           ------------
                                                                                              3,442,994
                                                                                           ------------
Resource Recovery--2.4%
        700,000               Babylon, New York Industrial
                                 Development Agency
                                 Resource Recovery Revenue (2)
                                 2.10%, 12/01/24.....................................           700,000
                                                                                           ------------
Sales Tax--8.1%
        220,000               Municipal Assistance Corp. for
                                 the City of New York
                                 7.25%, 7/01/08......................................           230,175
                              New York State Local Government
                                 Assistance Corp.
        500,000                  5.00%, 4/01/21......................................           431,385
      1,000,000                  6.00%, 4/01/24......................................           985,090
        700,000                  7.00%, 4/01/12......................................           764,736
                                                                                           ------------
                                                                                              2,411,386
                                                                                           ------------
Transportation--7.6%
        350,000               Metropolitan Transit Authority
                                 6.25%, 7/01/17
                                 (MBIA insured)......................................           356,429
-------------------------------------------------------------------------------------------------------
Principal
Amount                                                                                            Value
-------------------------------------------------------------------------------------------------------
$       500,000                  6.375%, 7/01/10
                                 (FGIC insured)......................................      $    523,655
        250,000                  7.375%, 7/01/08.....................................           279,140
                              Port Authority of New York &
                                 New Jersey
        500,000                  5.00%, 10/01/13.....................................           447,125
        400,000                  6.125%, 7/15/10 (1).................................           410,728
        250,000                  6.50%, 4/15/11......................................           262,845
                                                                                           ------------
                                                                                              2,279,922
                                                                                           ------------
Turnpike/Toll--6.2%
                              New York State Thruway Authority
        500,000                  5.125%, 4/01/07.....................................           462,830
        400,000                  7.25%, 1/01/10......................................           423,664
                              Triborough Bridge & Tunnel
                                 Authority
        500,000                  5.00%, 1/01/20......................................           439,215
        500,000                  6.625%, 1/01/17
                                 (MBIA insured)......................................           532,975
                                                                                           ------------
                                                                                              1,858,684
                                                                                           ------------
Water/Sewer--3.6%
                              New York City Municipal Water
                                 Finance Authority
                                 Water & Sewer Systems
                                 Revenue
        750,000                  6.375%, 6/15/22
                                 (Pre-refunded with U.S.
                                 Government Securities)..............................           782,058
        275,000                  7.10%, 6/15/12......................................           298,370
                                                                                           ------------
                                                                                              1,080,428
                                                                                           ------------
Total Investments
   (cost--$28,522,233)....................................................     98.0%       $ 29,254,799
Other Assets in Excess of
   Other Liabilities......................................................      2.0             590,779
                                                                              -----        ------------
Total Net Assets..........................................................    100.0%       $ 29,845,578
                                                                              =====        ============

--------------------------------------------------------------------------------
(1) Subject to alternative minimum tax.
(2) Represents a variable rate demand note, payable on demand. Interest rates are subject to change daily and reflects rate in effect on 7/31/95.

See accompanying notes to financial statements.

                      This Page Intentionally Left Blank.

July 31, 1995
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                               ----------       ----------       ----------
                                                                                National        California        New York
                                                                               Tax-Exempt       Tax-Exempt       Tax-Exempt
                                                                                  Fund             Fund             Fund
                                                                               ----------       ----------       ----------
Assets
   Investments, at value (cost--$78,774,958, $21,422,462 and
      $28,522,233, respectively)........................................       $81,327,260      $21,687,217      $29,254,799
   Cash.................................................................                --           25,280          165,728
   Interest receivable..................................................         1,235,706          354,096          454,204
   Receivable for investments sold......................................         1,115,476          130,412           75,000
   Receivable for shares of beneficial interest sold....................           106,529           37,893               --
   Deferred organization expenses and other assets......................            13,650            2,499            3,200
                                                                               -----------      -----------      -----------
      Total Assets......................................................        83,798,621       22,237,397       29,952,931
                                                                               -----------      -----------      -----------
Liabilities
   Due to custodian.....................................................           122,326               --               --
   Payable for investments purchased....................................           924,520               --               --
   Payable for shares of beneficial interest redeemed...................           353,736          106,936           24,077
   Dividends payable....................................................           157,548           45,017           45,735
   Investment advisory fee payable......................................            10,537            2,626            2,354
   Distribution fee payable.............................................             1,350              365              490
   Other payables and accrued expenses..................................            55,500           36,022           34,697
                                                                               -----------      -----------      -----------
      Total Liabilities.................................................         1,625,517          190,966          107,353
                                                                               -----------      -----------      -----------
Net Assets
   Shares of beneficial interest at par value...........................            76,298           20,888           27,827
   Paid-in-surplus......................................................        81,534,879       22,087,933       29,210,150
   Accumulated net realized loss on investments.........................        (1,990,375)        (327,145)        (124,965)
   Net unrealized appreciation on investments...........................         2,552,302          264,755          732,566
                                                                               -----------      -----------      -----------
      Total Net Assets..................................................       $82,173,104      $22,046,431      $29,845,578
                                                                               -----------      -----------      -----------

Shares of beneficial interest outstanding...............................         7,629,799        2,088,853        2,782,747
                                                                               -----------      -----------      -----------

Net asset value per share...............................................            $10.77           $10.55           $10.73
                                                                               ===========      ===========      ===========

Maximum offering price per share*.......................................            $11.31           $11.08           $11.27
                                                                               ===========      ===========      ===========

* Sales charges decrease on purchases of $50,000 or higher.

See accompanying notes to financial statements.

Year Ended July 31, 1995
--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------

                                                                                ----------       ----------       ----------
                                                                                 National        California        New York
                                                                                Tax-Exempt       Tax-Exempt       Tax-Exempt
                                                                                   Fund             Fund             Fund
                                                                                ----------       ----------       ----------
Investment Income
   Interest............................................................        $  5,367,250     $  1,581,134     $  1,883,954
                                                                               ------------     ------------     ------------
Operating Expenses
   Investment advisory fees (note 2a)..................................             428,119          129,604          152,144
   Distribution fees (note 2c).........................................              77,750           23,487           27,747
   Accounting services fees (note 2b)..................................              75,450           73,028           72,221
   Transfer and dividend disbursing agent fees.........................              69,592           15,457           22,697
   Custodian fees......................................................              47,088           30,061           32,402
   Registration fees...................................................              25,439            2,011            3,152
   Trustees' fees and expenses.........................................              17,255            8,855            8,855
   Auditing, consulting and tax return preparation fees................              13,952           13,952           13,952
   Reports and notices to shareholders.................................              13,290            6,964            7,903
   Amortization of deferred organization expenses (note 1c)............              10,147              518              712
   Legal fees..........................................................               2,968            2,586            3,243
   Miscellaneous.......................................................               9,686            3,547            3,194
                                                                               ------------     ------------     ------------
      Total operating expenses.........................................             790,736          310,070          348,222
      Less: Investment advisory fees waived (note 2a)..................            (154,440)         (80,730)         (69,418)
                                                                               ------------     ------------     ------------
         Net operating expenses........................................             636,296          229,340          278,804
                                                                               ------------     ------------     ------------
         Net investment income.........................................           4,730,954        1,351,794        1,605,150
                                                                               ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on Investments--Net
   Net realized loss on security transactions..........................          (1,965,769)        (297,266)        (100,494)
   Net realized gain on futures transactions (note 1f).................             100,832           32,621           37,685
                                                                               ------------     ------------     ------------
      Net realized loss on investments.................................          (1,864,937)        (264,645)         (62,809)

Net change in unrealized appreciation (depreciation) on investments....           2,177,325          238,339          288,717
                                                                               ------------     ------------     ------------
   Net realized loss and change in unrealized appreciation
      (depreciation) on investments....................................             312,388          (26,306)         225,908
                                                                               ------------     ------------     ------------

Net increase in net assets resulting from operations...................        $  5,043,342     $  1,325,488     $  1,831,058
                                                                               ============     ============     ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     ---------------------------------
                                                                                          National Tax-Exempt Fund
                                                                                     ---------------------------------

                                                                                             Year Ended July 31,
                                                                                      --------------------------------
                                                                                          1995                1994
                                                                                      ------------        ------------
Operations
   Net investment income.........................................................     $  4,730,954        $  5,855,559
   Net realized gain (loss) on investments.......................................       (1,864,937)          1,700,031
   Net change in unrealized appreciation (depreciation) on investments...........        2,177,325          (5,263,348)
                                                                                      ------------        ------------
      Net increase in net assets resulting from operations.......................        5,043,342           2,292,242
                                                                                      ------------        ------------
Dividends and Distributions to Shareholders
   Net investment income.........................................................       (4,730,954)         (5,855,559)
   Net realized gains............................................................               --          (2,395,083)
   Distributions in excess of net realized gains.................................          (56,482)                 --
                                                                                      ------------        ------------
      Total dividends and distributions to shareholders..........................       (4,787,436)         (8,250,642)
                                                                                      ------------        ------------
Share Transactions of Beneficial Interest
   Net proceeds from sales.......................................................        9,167,458          16,877,343
   Reinvestment of dividends and distributions...................................        2,981,310           5,055,760
   Cost of shares redeemed.......................................................      (23,762,039)        (32,840,943)
                                                                                      ------------        ------------
      Net decrease...............................................................      (11,613,271)        (10,907,840)
                                                                                      ------------        ------------
      Total decrease in net assets...............................................      (11,357,365)        (16,866,240)
Net Assets
   Beginning of year.............................................................       93,530,469         110,396,709
                                                                                      ------------        ------------
   End of year...................................................................     $ 82,173,104        $ 93,530,469
                                                                                      ============        ============
Shares of Beneficial Interest Issued and Redeemed
   Issued........................................................................          872,813           1,496,488
   Issued in reinvestment of dividends and distributions.........................          284,803             455,255
   Redeemed......................................................................       (2,290,756)         (2,965,354)
                                                                                      ------------        ------------
      Net decrease...............................................................       (1,133,140)         (1,013,611)
                                                                                      ============        ============
Dividends and Distributions Per Share
   Net investment income.........................................................     $      0.578        $      0.612
                                                                                      ------------        ------------
   Net realized gains............................................................     $      0.007        $      0.239
                                                                                      ------------        ------------

See accompanying notes to financial statements.

--------------------------------               --------------------------------
   California Tax-Exempt Fund                     New York Tax-Exempt Fund
--------------------------------               --------------------------------

       Year Ended July 31,                            Year Ended July 31,
--------------------------------               --------------------------------
    1995                1994                       1995                1994
------------        ------------               ------------        ------------
$  1,351,794        $  1,802,054               $  1,605,150        $  1,943,696
    (264,645)            266,364                    (62,809)            505,040
     238,339          (1,560,035)                   288,717          (1,963,681)
------------        ------------               ------------        ------------
   1,325,488             508,383                  1,831,058             485,055
------------        ------------               ------------        ------------


  (1,351,794)         (1,802,054)                (1,605,150)         (1,943,696)
          --            (497,507)                        --             (39,426)
    (168,496)                 --                   (510,362)                 --
------------        ------------               ------------        ------------
  (1,520,290)         (2,299,561)                (2,115,512)         (1,983,122)
------------        ------------               ------------        ------------


   2,154,564           6,916,432                  3,162,033           9,337,899
     897,509           1,213,893                  1,301,919           1,311,333
  (9,834,640)        (14,729,767)                (6,543,705)        (14,283,654)
------------        ------------               ------------        ------------
  (6,782,567)         (6,599,442)                (2,079,753)         (3,634,422)
------------        ------------               ------------        ------------
  (6,977,369)         (8,390,620)                (2,364,207)         (5,132,489)


  29,023,800          37,414,420                 32,209,785          37,342,274
------------        ------------               ------------        ------------
$ 22,046,431        $ 29,023,800               $ 29,845,578        $ 32,209,785
============        ============               ============        ============


     208,962             620,408                    304,753             829,382
      87,450             110,077                    125,900             117,005
    (946,649)         (1,346,383)                  (625,195)         (1,286,252)
------------        ------------               ------------        ------------
    (650,237)           (615,898)                  (194,542)           (339,865)
============        ============               ============        ============


$      0.539        $      0.571               $      0.553        $      0.584
------------        ------------               ------------        ------------
$      0.068        $      0.156               $      0.176        $      0.011
------------        ------------               ------------        ------------

See accompanying notes to financial statements.

July 31, 1995
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

     National Tax-Exempt Fund ("National"), California Tax-Exempt Fund ("California") and New York Tax-Exempt Fund ("New York") are portfolios of Quest for Value Family of Funds, a Massachusetts business trust. Each fund commenced operations on August 14, 1990. On August 10, 1990, each fund sold 20,000 shares to Oppenheimer Capital for $200,000, to provide the initial capital for the funds. Quest for Value Advisors (the "Adviser") serves as investment adviser and provides accounting services to each fund. Quest for Value Distributors (the "Distributor") serves as each fund's distributor. Both the Advisor and Distributor are majority-owned (99%) subsidiaries of Oppenheimer Capital. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements:

     (a) Valuation of Investments

     Investment debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any security or other asset for which market quotations are not readily available is valued at its fair value as determined in good faith by or under procedures established by the Board of Trustees. National invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia and their political subdivisions. California invests substantially all of its assets in debt obligations issued by the State of California and its various political subdivisions. New York invests substantially all of its assets in debt obligations issued by the State of New York and its various political subdivisions. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

     (b) Federal Income Taxes

     It is each fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

     (c) Deferred Organization Expenses

     The following costs were incurred by each fund in connection with its organization: National--$58,000, California--$12,000 and New York--$13,000. These costs have been deferred and are being amortized to expense on a straight line basis over sixty months from commencement of each fund's operations.

     (d) Security Transactions and Other Income

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Original issue discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

     (e) Dividends and Distributions

     Each fund declares its dividends from net investment income daily and pays the dividend monthly. Distributions of net realized capital gains, if any, will be paid at least annually. Each fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. Accordingly, permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-surplus. Net investment income, net realized gain(loss) and net assets were not affected.

     As required by Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies, the following table discloses the reclassifications from accumulated undistributed net investment income and accumulated undistributed capital gain(loss) on investments to paid-in-surplus:

                            Accumulated        Accumulated
                           Undistributed      Undistributed        Paid
                           Net Investment     Net Realized          In
                               Income          Gain(Loss)         Surplus
                           --------------     -------------      ---------
         National                 --            $  47,827       $  (47,827)
         California               --              162,089         (162,089)
         New York                 --                4,679           (4,679)

     (f) Futures Accounting Policies

     Futures contracts are agreements between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash or U.S. Government securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized appreciation or depreciation. When a contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded. There were no futures contracts outstanding at July 31, 1995 for National, California and New York, respectively.

     (g) Allocation of Expenses

     Expenses specifically identifiable to a particular fund are borne by the fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds or on another reasonable basis.

2. Investment Advisory Fee, Accounting Services Fee, Distribution Fee and Other Transactions with Affiliates.

     (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of each fund's net assets as of the close of business each day at the annual rate of .50%. For the year ended July 31, 1995, the Adviser voluntarily waived $154,440, $80,730 and $69,418 in investment advisory fees for National, California and New York, respectively.

     (b) A portion of accounting services fees for National, California and New York are payable monthly to the Adviser. Each fund reimburses the Adviser for a portion of the salaries of officers and employees of Oppenheimer Capital based upon the amount of time such persons spend in providing services to each fund in accordance with the provisions of the Investment Advisory Agreement. For the year ended July 31, 1995, the Adviser received $45,450, $43,028 and $42,221 for National, California and New York, respectively.

July 31, 1995
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     (c) Each fund has adopted a Plan and Agreement of Distribution (the "Plan") pursuant to which each fund is permitted to compensate the Distributor in connection with the distribution of shares of beneficial interest. Under the Plan, the Distributor has entered into agreements with dealers and other financial institutions and organizations to obtain various sales-related services in rendering distribution assistance. To compensate the Distributor for the services it and other dealers provide and for the expense they bear under the Plan, each fund pays the Distributor compensation, accrued daily and payable monthly at an annual rate of up to .25% of average daily net assets or such lesser rate as the Board of Trustees may from time to time determine. The total fee may be paid by the Distributor to broker-dealers or others for providing personal service, maintenance of accounts and ongoing sales or shareholder support functions in connection with the distribution of shares of beneficial interest. While payments under the Plan may not exceed the stated percentage of average daily net assets on an annual basis, the payments are not limited to the amounts actually paid or expenses actually incurred by the Distributor. For the period September 1, 1994 to July 31, 1995, a service fee at the annual rate of
 .10% of average daily net assets of each fund was accrued under the plan.


     (d) Oppenheimer & Co., Inc., an affiliate of Oppenheimer Capital, has informed the funds that it received approximately $77,000, $40,000, and $55,000 in connection with the sale of shares of beneficial interest for National, California and New York, respectively, for the year ended July 31, 1995.

3. Purchases and Sales of Securities

     For the year ended July 31, 1995, purchases and sales of investment securities, other than short-term securities, were as follows:

                                                   National        California        New York
                                                  -----------      -----------      -----------
     Purchases                                    $33,039,473      $ 6,955,239      $ 8,716,041
     Sales                                         42,292,804       14,411,969       11,742,025

4. Unrealized Appreciation (Depreciation) and Cost of Investments for Federal Income Tax Purposes

     At July 31, 1995, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investments for Federal income tax purposes were as follows:

                                                 Appreciation    (Depreciation)        Net        Tax Cost
                                                 ------------    --------------    ----------    ----------
     National                                     $2,888,196       ($585,506)      $2,302,690    $79,024,570
     California                                      509,111        (244,356)         264,755     21,422,462
     New York                                      1,148,492        (415,926)         732,566     28,522,233

5. Authorized Shares of Beneficial Interest and Par Value Per Share

                                                   National    California   New York
                                                   ---------   ----------   ---------
     Authorized shares of beneficial interest      unlimited   unlimited    unlimited
     Par value per share                              $.01        $.01         $.01

6. Financial Instruments and Associated Risks

     During the year ended July 31, 1995, the funds invested in futures contracts in order to hedge their existing portfolio securities against fluctuations in value caused by changes in interest rates. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Capital Loss Carryforwards

     For the year ended July 31, 1995, National and California had net capital loss carryforwards of $543,230 and $32,560, respectively, which will be available, to the extent provided by regulations, to offset future net capital gains realized through the fiscal year ending 2003 and reduce amounts distributable to shareholders. Capital losses incurred after October 31, 1994 are deemed to arise on the first business day of the following tax year. Accordingly, for the fiscal year ended July 31, 1995, National, California and New York incurred and elected to defer $981,794, $205,633 and $52,905 in net capital losses, respectively.

8. Proposed Mergers

     On June 22, 1995, the Board of Trustees approved the proposed mergers of National, California and New York, each a series of Quest for Value Family of Funds, and Oppenheimer Tax-Free Bond Fund, Oppenheimer California Tax-Exempt Fund and Oppenheimer New York Tax-Exempt Fund, respectively. The proposed mergers, each of which would be a tax-free reorganization, provide for each acquiring Oppenheimer fund to acquire all the assets of the respective Quest for Value fund, subject to the assumption of liabilities, in exchange for the shares of the respective acquiring Oppenheimer fund. Consummation of each merger is dependent upon shareholder approval.

--------------------------------------------------------------------------------
Financial Highlights (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                            INCOME FROM                                     DIVIDENDS
                                        INVESTMENT OPERATIONS                           AND DISTRIBUTIONS
                               ---------------------------------------    ----------------------------------------------
                                            Net Realized                  Dividends to   Distributions to
                   Net Asset                    and                       Shareholders     Shareholders        Total
                    Value,        Net        Unrealized     Total from      from Net        from Net         Dividends
                   Beginning   Investment    Gain (Loss)    Investment     Investment     Realized Gain         and
                   of Period     Income    on Investments   Operations       Income       on Investments   Distributions

National Tax-Exempt Fund

Year Ended July 31,
  1995               $10.67      $0.58          $0.11         $0.69         ($0.58)           ($0.01)         ($0.59)
  1994                11.29       0.61          (0.38)         0.23          (0.61)            (0.24)          (0.85)
  1993                11.08       0.68           0.23          0.91          (0.68)            (0.02)          (0.70)
  1992                10.22       0.73           0.86          1.59          (0.73)             --             (0.73)
August 14, 1990 (4)
  to July 31, 1991    10.00(5)    0.65           0.22          0.87          (0.65)             --             (0.65)
                                                                        RATIOS
                                                       ---------------------------------------
                                                       Ratio of Net   Ratio of Net
                    Net Asset             Net Assets    Operating      Investment
                     Value,                 End of      Expenses       Income to     Portfolio
                     End of      Total      Period     to Average       Average      Turnover
                     Period     Return*    (000's)     Net Assets      Net Assets      Rate

National Tax-Exempt Fund

Year Ended July 31,
  1995               $10.77     6.72%      $82,173     0.74%(1,2)      5.53%(1,2)      40%
  1994                10.67     2.01%       93,530     0.43%(1)        5.51%(1)        45%
  1993                11.29     8.51%      110,397     0.20%(1)        6.01%(1)        19%
  1992                11.08    16.22%       49,303     0.02%(1)        6.80%(1)        10%
August 14, 1990 (4)
  to July 31, 1991    10.22     8.95%       13,231     0.00%(1,3)      6.97%(1,3)       8%

(1) During the periods presented above, the Adviser waived all or a portion of its fees and reimbursed the fund for all or a portion of its other operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets and the ratio of net investment income to average net assets would have been .92% and 5.35%, respectively, for the year ended July 31, 1995, .78% and 5.16%, respectively, for the year ended July 31, 1994, .85% and 5.36%, respectively, for the year ended July 31, 1993, 1.03% and 5.79%, respectively, for the year ended July 31, 1992 and 1.75% and 5.22%, annualized, respectively, for the period August 14, 1990 (commencement of operations) to July 31, 1991.

                                            INCOME FROM                                     DIVIDENDS
                                        INVESTMENT OPERATIONS                           AND DISTRIBUTIONS
                               ---------------------------------------    ----------------------------------------------
                                            Net Realized                  Dividends to   Distributions to
                   Net Asset                    and                       Shareholders     Shareholders        Total
                    Value,        Net        Unrealized     Total from      from Net        from Net         Dividends
                   Beginning   Investment    Gain (Loss)    Investment     Investment     Realized Gain         and
                   of Period     Income    on Investments   Operations       Income       on Investments   Distributions

California Tax-Exempt Fund

Year Ended July 31,
  1995               $10.60      $0.54          $0.02         $0.56         ($0.54)           ($0.07)         ($0.61)
  1994                11.15       0.57          (0.39)         0.18          (0.57)            (0.16)          (0.73)
  1993                10.86       0.64           0.30          0.94          (0.64)            (0.01)          (0.65)
  1992                10.23       0.69           0.63          1.32          (0.69)             --             (0.69)
August 14, 1990 (4)
  to July 31, 1991    10.00(5)    0.63           0.23          0.86          (0.63)             --             (0.63)
                                                                        RATIOS
                                                       ---------------------------------------
                                                       Ratio of Net   Ratio of Net
                    Net Asset             Net Assets    Operating      Investment
                     Value,                 End of      Expenses       Income to     Portfolio
                     End of      Total      Period     to Average       Average      Turnover
                     Period     Return*    (000's)     Net Assets      Net Assets      Rate

California Tax-Exempt Fund

Year Ended July 31,
  1995               $10.55     5.56%      $22,046     0.88%(1,2)      5.22%(1,2)      28%
  1994                10.60     1.52%       29,024     0.61%(1)        5.18%(1)        32%
  1993                11.15     9.06%       37,414     0.29%(1)        5.78%(1)        24%
  1992                10.86    13.37%       18,643     0.09%(1)        6.45%(1)        12%
August 14, 1990 (4)
  to July 31, 1991    10.23     8.89%        4,320     0.00%(1,3)      6.65%(1,3)      20%

(1) During the periods presented above, the Adviser waived all or a portion of its fees and reimbursed the fund for all or a portion of its other operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets and the ratio of net investment income to average net assets would have been 1.20% and 4.90%, respectively, for the year ended July 31, 1995, .95% and 4.84%, respectively, for the year ended July 31, 1994, .94% and 5.13%, respectively, for the year ended July 31, 1993, 1.46% and 5.08%, respectively, for the year ended July 31, 1992 and 3.90% and 2.75%, annualized, respectively, for the period August 14, 1990 (commencement of operations) to July 31, 1991.

                                            INCOME FROM                                     DIVIDENDS
                                        INVESTMENT OPERATIONS                           AND DISTRIBUTIONS
                               ---------------------------------------    ----------------------------------------------
                                            Net Realized                  Dividends to   Distributions to
                   Net Asset                    and                       Shareholders     Shareholders        Total
                    Value,        Net        Unrealized     Total from      from Net        from Net         Dividends
                   Beginning   Investment    Gain (Loss)    Investment     Investment     Realized Gain         and
                   of Period     Income    on Investments   Operations       Income       on Investments   Distributions

New York Tax-Exempt Fund

Year Ended July 31,
  1995               $10.82      $0.55          $0.09         $0.64         ($0.55)           ($0.18)         ($0.73)
  1994                11.26       0.58          (0.43)         0.15          (0.58)            (0.01)          (0.59)
  1993                10.98       0.65           0.31          0.96          (0.65)            (0.03)          (0.68)
  1992                10.05       0.70           0.93          1.63          (0.70)             --             (0.70)
August 14, 1990 (4)
  to July 31, 1991    10.00(5)    0.64           0.05          0.69          (0.64)             --             (0.64)
                                                                        RATIOS
                                                       ---------------------------------------
                                                       Ratio of Net   Ratio of Net
                    Net Asset             Net Assets    Operating      Investment
                     Value,                 End of      Expenses       Income to     Portfolio
                     End of      Total      Period     to Average       Average      Turnover
                     Period     Return*    (000's)     Net Assets      Net Assets      Rate

New York Tax-Exempt Fund

Year Ended July 31,
  1995               $10.73     6.37%      $29,846     0.92%(1,2)      5.28%(1,2)      30%
  1994                10.82     1.36%       32,210     0.65%(1)        5.20%(1)        49%
  1993                11.26     9.17%       37,342     0.37%(1)        5.84%(1)        7%
  1992                10.98    16.93%       18,754     0.13%(1)        6.70%(1)        31%
August 14, 1990 (4)
  to July 31, 1991    10.05     7.16%         7,828    0.00%(1,3)      6.90%(1,3)       6%

(1) During the periods presented above, the Adviser waived all or a portion of its fees and reimbursed the fund for all or a portion of its other operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets and the ratio of net investment income to average net assets would have been 1.15% and 5.05%, respectively, for the year ended July 31, 1995, .94% and 4.91%, respectively, for the year ended July 31, 1994, .99% and 5.22%, respectively, for the year ended July 31, 1993, 1.19% and 5.64%, respectively, for the year ended July 31, 1992 and 2.54% and 4.36%, annualized, respectively, for the period August 14, 1990 (commencement of operations) to July 31, 1991.

-------------------------

(2) Average net assets for the year ended July 31, 1995 were $85,623,719, $25,920,712 and $30,428,752 for National, California and New York, respectively.

(3) Annualized.

(4) Commencement of operations.

(5) Offering price.

* Assumes reinvestment of all dividends and distributions, but does not reflect deductions for sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Trustees of
Quest for Value Family of Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the National Tax-Exempt Fund, the California Tax-Exempt Fund, and the New York Tax-Exempt Fund (constituting part of Quest for Value Family of Funds, hereafter referred to as the "Funds") at July 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period August 14, 1990 (commencement of operations) to July 31, 1991, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
September 22, 1995

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the funds' fiscal year end (July 31, 1995) as to the Federal tax status of dividends and distributions received by shareholders during such fiscal year. Accordingly, we are advising you that substantially all dividends paid from net investment income during the fiscal year ended July 31, 1995 were Federally exempt interest dividends, although, each fund did invest in securities which paid interest subject to the Federal alternative minimum tax during its fiscal year. Dividends paid from net investment income subject to such tax amount to 19.2%, 15.0% and 9.3%, respectively, for the National, California and New York Tax-Exempt Funds. Per share dividends and distributions paid to shareholders for the fiscal year ended July 31, 1995 were as follows:

                                          Net Investment      Short-Term       Long-Term
                                              Income        Capital Gains    Capital Gains
                                          --------------    -------------    -------------
National Tax-Exempt Fund                     $0.5782            $0.0067              -

California Tax-Exempt Fund                    0.5386             0.0652         0.0026

New York Tax-Exempt Fund                      0.5532                  -         0.1758

     Since the funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1995. In January 1996, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividends received by you in calendar 1995. The amounts that will be reported, will be the amounts to use on your 1995 Federal income tax return and will probably differ from the amounts which we must report for the funds' fiscal year ended July 31, 1995. Shareholders are advised to consult with their own tax advisers as to the Federal, state and local tax status of each funds' income received. A breakdown of interest by state for the National Tax-Exempt Fund will also be provided in January 1996, which may be of value in reducing a shareholder's state or local tax liability, if any.

                    [LOGO OF QUEST FOR VALUE APPEARS HERE]

--------------------------------------------------------------------------------
                                                                           QUEST
QUEST FOR VALUE
TAX-EXEMPT FUNDS

--------------------------------------------------------------------------------

Trustees and Officers
Joseph M. La Motta                 Trustee, President
Paul Y. Clinton                    Trustee
Thomas W. Courtney                 Trustee
Lacy B. Herrmann                   Trustee
George Loft                        Trustee
Bernard H. Garil                   Vice President
Robert J. Bluestone                Vice President
Matthew Greenwald                  Vice President
Sheldon Siegel                     Treasurer
Deborah Kaback                     Secretary
Leslie Klein                       Assistant Treasurer
Thomas E. Duggan                   Assistant Secretary
Maria Camacho                      Assistant Secretary

Investment Adviser
Quest for Value Advisors
One World Financial Center
New York, NY 10281

Distributor
Quest for Value Distributors
Two World Financial Center
New York, NY 10080

Transfer and Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

--------------------------------------------------------------------------------
Table of Contents
President's Letter.........................................................    1
Investment Review..........................................................    3
Schedules of Investments...................................................    6
Statements of Assets and Liabilities.......................................   16
Statements of Operations...................................................   17
Statements of Changes in Net Assets........................................   18
Notes to Financial Statements..............................................   20
Financial Highlights.......................................................   24
Report of Independent Accountants..........................................   25
Tax Information............................................................   26

--------------------------------------------------------------------------------

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

--------------------------------------------------------------------------------

QUEST FOR VALUE
TAX-EXEMPT FUNDS

--------------------------------------------------------------------------------

NATIONAL TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND


Annual Report

July 31, 1995


[LOGO OF QUEST FOR VALUE APPEARS HERE]

Managed by
Quest for Value Advisors